Advances to suppliers net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Advances to suppliers	$ 122,127,761	$ 116,347,137
Less: allowance for doubtful accounts	0	(3,176)
Advances to suppliers, net	122,127,761	116,343,961
Lishui Zhelin Trading Co., Ltd
Advances to suppliers	33,994,029	53,405,200
Jingning Liannong Trading Co., Ltd
Advances to suppliers	24,023,751	20,231,750
Qingyuan Nongbang Mushroom Industry Co., Ltd
Advances to suppliers	18,579,142	15,417,317
Zhongjin Boda (Hangzhou) Industrial Co., Ltd
Advances to suppliers	24,224,806	10,964,912
Ningbo Runcai Supply Chain Management Co., Ltd
Advances to suppliers	21,214,781	10,279,605
Others
Advances to suppliers	$ 91,252	$ 6,048,353